Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2025
SIL-NPRT1-0725
1.912844.114
Common Stocks - 46.0%
	Shares	Value ($)
AUSTRALIA - 1.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
CAR Group Ltd	1,494,185	34,249,673
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,018,230	40,956,306
Consumer Staples - 0.1%
Beverages - 0.1%
Treasury Wine Estates Ltd	8,873,756	48,276,996
Consumer Staples Distribution & Retail - 0.0%
Coles Group Ltd	1,830,710	25,489,634
TOTAL CONSUMER STAPLES		73,766,630

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Whitehaven Coal Ltd	9,261,700	33,193,711
Financials - 0.4%
Banks - 0.1%
Westpac Banking Corp	1,664,660	34,938,177
Capital Markets - 0.2%
Macquarie Group Ltd	794,047	109,641,824
Insurance - 0.1%
Steadfast Group Ltd	9,116,390	33,848,208
TOTAL FINANCIALS		178,428,209

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	739,490	12,712,928
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,446,260	36,591,796
Materials - 0.6%
Metals & Mining - 0.6%
BHP Group Ltd	3,612,414	88,738,992
Glencore PLC	27,310,500	103,914,949
Northern Star Resources Ltd	2,016,780	27,274,343
Rio Tinto Ltd	913,390	66,330,963
		286,259,247
Real Estate - 0.2%
Diversified REITs - 0.1%
GPT Group/The unit	12,479,610	38,612,912
Specialized REITs - 0.1%
National Storage REIT unit	29,699,645	44,223,544
TOTAL REAL ESTATE		82,836,456

TOTAL AUSTRALIA		778,994,956
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Erste Group Bank AG	56,200	4,521,101
BAILIWICK OF JERSEY - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
JTC PLC (b)(c)	1,098,500	12,388,135
BELGIUM - 0.9%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	1,323,990	93,490,983
Financials - 0.4%
Banks - 0.4%
KBC Group NV	1,827,540	180,448,982
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	783,209	142,198,216
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	713,050	11,796,347
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	916,173	22,324,165
TOTAL BELGIUM		450,258,693
BRAZIL - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (d)	17,278	44,288,525
CANADA - 0.5%
Financials - 0.1%
Capital Markets - 0.1%
Brookfield Asset Management Ltd Class A (United States) (e)	761,490	42,719,589
Industrials - 0.0%
Professional Services - 0.0%
Thomson Reuters Corp	182,914	36,341,554
Information Technology - 0.4%
IT Services - 0.1%
Shopify Inc Class A (United States) (d)	456,284	48,922,770
Software - 0.3%
Constellation Software Inc/Canada	39,019	141,472,059
Lumine Group Inc Subordinate Voting Shares (c)(d)	224,600	7,603,684
		149,075,743
TOTAL INFORMATION TECHNOLOGY		197,998,513

TOTAL CANADA		277,059,656
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC	794,070	18,942,406
CHINA - 0.5%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	1,258,261	79,324,113
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Prosus NV Class N	2,334,720	119,930,368
Financials - 0.0%
Banks - 0.0%
BOC Hong Kong Holdings Ltd	4,784,550	20,197,243
Industrials - 0.1%
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	9,619,900	30,732,741
TOTAL CHINA		250,184,465
DENMARK - 1.0%
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S	434,575	16,652,788
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	3,555,353	252,600,147
Industrials - 0.4%
Air Freight & Logistics - 0.4%
DSV A/S	776,761	182,915,207
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	534,100	37,632,864
TOTAL DENMARK		489,801,006
FINLAND - 0.5%
Financials - 0.2%
Insurance - 0.2%
Mandatum Holding Oy	942,700	5,538,191
Sampo Oyj A Shares	8,745,220	93,300,026
		98,838,217
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	7,533,050	39,204,246
Materials - 0.1%
Paper & Forest Products - 0.1%
UPM-Kymmene Oyj	1,617,830	44,777,077
Utilities - 0.1%
Electric Utilities - 0.1%
Fortum Oyj	3,020,210	52,125,321
TOTAL FINLAND		234,944,861
FRANCE - 4.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	2,085,410	31,125,613
Entertainment - 0.0%
Vivendi SE	5,605,000	18,895,302
Media - 0.1%
Canal+ SA	3,737,500	10,519,620
Louis Hachette Group	3,935,100	7,334,401
Publicis Groupe SA	326,810	35,624,466
		53,478,487
TOTAL COMMUNICATION SERVICES		103,499,402

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,196,355	45,771,374
Hotels, Restaurants & Leisure - 0.1%
Accor SA	1,142,700	60,657,130
Household Durables - 0.0%
SEB SA	115,725	11,484,356
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	64,446	177,669,411
LVMH Moet Hennessy Louis Vuitton SE	115,421	62,605,131
		240,274,542
TOTAL CONSUMER DISCRETIONARY		358,187,402

Consumer Staples - 0.5%
Beverages - 0.1%
Pernod Ricard SA	391,550	40,466,167
Food Products - 0.4%
Danone SA	2,441,220	208,717,752
TOTAL CONSUMER STAPLES		249,183,919

Energy - 0.2%
Energy Equipment & Services - 0.1%
Vallourec SACA	2,774,680	46,989,862
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE	1,227,958	72,287,630
TOTAL ENERGY		119,277,492

Financials - 0.9%
Banks - 0.4%
BNP Paribas SA	2,042,390	178,861,288
Capital Markets - 0.0%
Amundi SA (b)(c)	189,010	15,419,829
Insurance - 0.5%
AXA SA	5,713,930	269,329,372
TOTAL FINANCIALS		463,610,489

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	420,460	116,822,547
EssilorLuxottica SA rights (d)(f)	513,490	2,303,017
		119,125,564
Industrials - 1.2%
Aerospace & Defense - 0.8%
Dassault Aviation SA	23,142	8,376,975
Safran SA	803,819	238,578,809
Thales SA	473,330	144,967,477
		391,923,261
Building Products - 0.3%
Cie de Saint-Gobain SA	1,290,484	145,287,806
Electrical Equipment - 0.1%
Legrand SA	272,690	33,114,486
TOTAL INDUSTRIALS		570,325,553

Information Technology - 0.2%
IT Services - 0.0%
Alten SA	298,000	24,768,251
Software - 0.2%
Dassault Systemes SE	1,814,440	68,038,675
TOTAL INFORMATION TECHNOLOGY		92,806,926

Materials - 0.6%
Chemicals - 0.6%
Air Liquide SA	1,480,115	306,693,044
TOTAL FRANCE		2,382,709,791
GERMANY - 6.1%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	7,742,143	293,182,860
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	841,140	74,591,155
Specialty Retail - 0.0%
Auto1 Group SE (b)(c)(d)	574,522	15,395,248
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	94,680	23,597,217
TOTAL CONSUMER DISCRETIONARY		113,583,620

Financials - 1.7%
Banks - 0.1%
Commerzbank AG	2,189,700	66,607,839
Capital Markets - 0.4%
Deutsche Bank AG	1,664,200	46,031,043
Deutsche Boerse AG	541,560	174,462,943
		220,493,986
Insurance - 1.2%
Allianz SE	570,975	226,456,385
Hannover Rueck SE	609,210	192,576,934
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	271,702	176,028,308
		595,061,627
TOTAL FINANCIALS		882,163,452

Health Care - 0.5%
Health Care Providers & Services - 0.4%
Fresenius SE & Co KGaA	3,271,827	160,413,526
Pharmaceuticals - 0.1%
Bayer AG	662,600	18,654,525
Merck KGaA	373,040	48,882,743
		67,537,268
TOTAL HEALTH CARE		227,950,794

Industrials - 1.5%
Aerospace & Defense - 0.7%
MTU Aero Engines AG	197,324	78,530,063
Rheinmetall AG	104,843	224,706,592
		303,236,655
Air Freight & Logistics - 0.2%
Deutsche Post AG	2,293,568	102,918,942
Electrical Equipment - 0.2%
Siemens Energy AG (d)	1,128,857	110,318,164
Industrial Conglomerates - 0.4%
Siemens AG	932,992	224,406,316
Machinery - 0.0%
Daimler Truck Holding AG	464,400	20,148,247
TOTAL INDUSTRIALS		761,028,324

Information Technology - 1.0%
Software - 1.0%
SAP SE	1,604,267	485,323,123
Materials - 0.3%
Chemicals - 0.1%
BASF SE	691,000	33,321,420
Covestro AG	240,900	16,548,559
		49,869,979
Construction Materials - 0.2%
Heidelberg Materials AG	438,975	86,044,038
TOTAL MATERIALS		135,914,017

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE (e)	453,790	38,515,375
LEG Immobilien SE rights (d)(f)	453,790	1,391,191
Vonovia SE (e)	923,546	30,232,300
Vonovia SE rights (d)(f)	923,546	1,279,341
		71,418,207
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,101,220	41,463,329
Multi-Utilities - 0.1%
E.ON SE	2,913,910	51,069,491
TOTAL UTILITIES		92,532,820

TOTAL GERMANY		3,063,097,217
HONG KONG - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	13,616,140	19,622,551
Financials - 0.5%
Capital Markets - 0.1%
Hong Kong Exchanges & Clearing Ltd	650,610	32,546,354
Insurance - 0.4%
AIA Group Ltd	11,399,730	95,444,807
Prudential PLC	7,625,450	86,730,002
		182,174,809
TOTAL FINANCIALS		214,721,163

Real Estate - 0.0%
Retail REITs - 0.0%
Link REIT	3,069,877	16,306,434
TOTAL HONG KONG		250,650,148
INDIA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (b)	473,700	31,169,460
Financials - 0.3%
Banks - 0.3%
HDFC Bank Ltd/Gandhinagar ADR	1,371,165	103,372,129
ICICI Bank Ltd ADR	1,379,200	47,223,808
		150,595,937
TOTAL INDIA		181,765,397
INDONESIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	139,635,400	80,554,613
IRELAND - 0.3%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	3,699,070	29,184,652
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	1,397,716	119,821,266
TOTAL IRELAND		149,005,918
ISRAEL - 0.3%
Financials - 0.1%
Banks - 0.1%
Bank Hapoalim BM	2,233,793	37,440,748
Bank Leumi Le-Israel BM	1,676,459	27,025,655
		64,466,403
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (d)	4,478,070	75,142,015
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (d)	56,931	8,479,872
TOTAL ISRAEL		148,088,290
ITALY - 1.8%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Pirelli & C SpA (b)(c)	5,172,970	37,003,987
Automobiles - 0.0%
Ferrari NV (Italy)	73,977	35,396,414
TOTAL CONSUMER DISCRETIONARY		72,400,401

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	602,640	31,358,166
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	2,657,000	39,182,921
Financials - 1.1%
Banks - 1.1%
FinecoBank Banca Fineco SpA	2,654,384	57,324,764
Intesa Sanpaolo SpA (e)	15,083,470	84,206,944
Mediobanca Banca di Credito Finanziario SpA (e)	3,920,700	93,130,794
UniCredit SpA	4,607,998	296,324,215
		530,986,717
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	1,790,660	107,353,218
Industrials - 0.2%
Electrical Equipment - 0.1%
Prysmian SpA	1,126,865	72,470,988
Machinery - 0.0%
GVS SpA (b)(c)(d)	190,400	922,049
Interpump Group SpA	219,500	8,558,602
		9,480,651
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	536,150	29,809,940
TOTAL INDUSTRIALS		111,761,579

TOTAL ITALY		893,043,002
JAPAN - 8.4%
Communication Services - 0.7%
Entertainment - 0.5%
Capcom Co Ltd	1,316,500	39,340,838
Nintendo Co Ltd	2,431,980	198,416,613
		237,757,451
Interactive Media & Services - 0.2%
LY Corp	22,895,430	82,558,248
Wireless Telecommunication Services - 0.0%
SoftBank Group Corp	617,690	32,267,115
TOTAL COMMUNICATION SERVICES		352,582,814

Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Sumitomo Electric Industries Ltd	3,533,350	74,114,660
Automobiles - 0.4%
Isuzu Motors Ltd	2,685,560	36,300,334
Toyota Motor Corp	9,526,200	181,361,778
		217,662,112
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	1,451,920	47,817,150
Ryohin Keikaku Co Ltd	422,900	16,141,961
		63,959,111
Household Durables - 0.6%
Panasonic Holdings Corp	4,087,200	46,845,314
Sony Group Corp	6,045,600	161,816,113
Sumitomo Forestry Co Ltd (e)	655,900	19,185,400
		227,846,827
Specialty Retail - 0.1%
Fast Retailing Co Ltd	211,770	70,538,353
TOTAL CONSUMER DISCRETIONARY		654,121,063

Consumer Staples - 0.4%
Beverages - 0.1%
Asahi Group Holdings Ltd	4,386,300	57,811,540
Food Products - 0.3%
Ajinomoto Co Inc	6,302,700	157,566,741
TOTAL CONSUMER STAPLES		215,378,281

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Inpex Corp	3,428,870	45,850,051
Financials - 1.7%
Banks - 1.0%
Chiba Bank Ltd/The	5,065,820	46,039,065
Mitsubishi UFJ Financial Group Inc	9,387,200	131,311,093
Mizuho Financial Group Inc	3,444,310	95,780,291
Sumitomo Mitsui Financial Group Inc	9,518,870	244,548,708
		517,679,157
Financial Services - 0.2%
ORIX Corp	4,308,120	91,297,042
Insurance - 0.5%
Tokio Marine Holdings Inc	5,690,590	240,668,311
TOTAL FINANCIALS		849,644,510

Health Care - 0.4%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	932,250	110,068,892
Pharmaceuticals - 0.1%
Daiichi Sankyo Co Ltd	2,824,440	75,169,373
TOTAL HEALTH CARE		185,238,265

Industrials - 2.4%
Electrical Equipment - 0.1%
Fuji Electric Co Ltd	491,450	21,708,254
NIDEC CORP	2,623,500	50,935,068
		72,643,322
Industrial Conglomerates - 1.0%
Hikari Tsushin Inc	67,400	18,426,742
Hitachi Ltd	17,074,308	475,695,847
		494,122,589
Machinery - 0.7%
Ebara Corp	2,438,010	38,988,072
Kawasaki Heavy Industries Ltd	307,840	21,587,193
MINEBEA MITSUMI Inc	853,600	11,927,914
Mitsubishi Heavy Industries Ltd	10,114,405	232,898,344
SMC Corp	82,400	30,896,863
Sumitomo Heavy Industries Ltd	1,935,140	40,467,903
		376,766,289
Professional Services - 0.1%
BayCurrent Inc	619,200	32,908,503
Trading Companies & Distributors - 0.5%
ITOCHU Corp	2,509,539	133,196,840
Marubeni Corp	1,239,100	25,115,684
Mitsui & Co Ltd	2,172,500	45,364,318
Sumitomo Corp	1,198,700	30,526,780
		234,203,622
TOTAL INDUSTRIALS		1,210,644,325

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd	1,306,730	53,678,592
IT Services - 0.3%
Fujitsu Ltd	1,934,600	44,306,960
NEC Corp	1,061,000	27,695,638
SCSK Corp	244,100	7,448,786
TIS Inc	1,739,770	57,405,942
		136,857,326
Semiconductors & Semiconductor Equipment - 0.2%
Advantest Corp	707,990	35,807,445
Renesas Electronics Corp	3,258,350	39,574,050
Tokyo Electron Ltd	318,280	50,086,141
		125,467,636
Technology Hardware, Storage & Peripherals - 0.5%
Canon Inc	1,280,200	39,108,840
FUJIFILM Holdings Corp	8,093,850	182,700,140
		221,808,980
TOTAL INFORMATION TECHNOLOGY		537,812,534

Materials - 0.3%
Chemicals - 0.3%
Kuraray Co Ltd	1,427,300	18,071,630
Shin-Etsu Chemical Co Ltd	3,480,440	111,131,042
		129,202,672
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Mitsubishi Estate Co Ltd	3,380,180	61,431,374
TOTAL JAPAN		4,241,905,889
NETHERLANDS - 1.7%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV	3,491,910	111,732,294
Universal Music Group NV rights (d)(f)	3,491,910	1,110,169
		112,842,463
Media - 0.0%
Havas NV	3,918,400	6,858,361
TOTAL COMMUNICATION SERVICES		119,700,824

Financials - 0.1%
Insurance - 0.1%
ASR Nederland NV (e)	579,750	37,179,492
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (d)	172,283	98,851,247
Industrials - 0.5%
Professional Services - 0.4%
Wolters Kluwer NV	1,155,778	205,116,887
Wolters Kluwer NV rights (d)(f)	1,157,279	1,971,048
		207,087,935
Trading Companies & Distributors - 0.1%
IMCD NV (e)	364,911	49,513,414
TOTAL INDUSTRIALS		256,601,349

Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASM International NV	187,821	102,280,146
ASML Holding NV	276,270	203,539,220
BE Semiconductor Industries NV	160,373	19,402,277
		325,221,643
Software - 0.0%
Topicus.com Inc (d)	44,100	5,768,493
TOTAL INFORMATION TECHNOLOGY		330,990,136

TOTAL NETHERLANDS		843,323,048
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA	1,459,787	34,174,812
SINGAPORE - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	22,823,300	67,382,320
Entertainment - 0.1%
Sea Ltd Class A ADR (d)	281,580	45,156,984
TOTAL COMMUNICATION SERVICES		112,539,304

Financials - 0.3%
Banks - 0.3%
United Overseas Bank Ltd	4,878,953	133,951,329
TOTAL SINGAPORE		246,490,633
SOUTH AFRICA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	258,200	1,316,747
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	2,364,050	70,233,721
TOTAL SOUTH AFRICA		71,550,468
SPAIN - 1.7%
Financials - 1.3%
Banks - 1.3%
Banco Santander SA	49,057,043	391,360,175
Bankinter SA	6,221,305	80,105,541
CaixaBank SA	23,048,999	195,516,087
		666,981,803
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aena SME SA (b)(c)	196,539	52,888,969
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola SA	7,508,317	137,625,669
TOTAL SPAIN		857,496,441
SWEDEN - 0.7%
Financials - 0.3%
Financial Services - 0.3%
Investor AB B Shares	5,022,700	147,847,432
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	1,001,600	19,265,255
Industrials - 0.4%
Building Products - 0.1%
Assa Abloy AB B Shares	1,879,125	59,644,533
Machinery - 0.3%
Atlas Copco AB A Shares	4,467,080	71,753,987
Indutrade AB	2,613,899	70,834,933
		142,588,920
TOTAL INDUSTRIALS		202,233,453

TOTAL SWEDEN		369,346,140
SWITZERLAND - 1.5%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	455,315	85,921,206
Financials - 1.2%
Capital Markets - 0.6%
Partners Group Holding AG	117,144	156,856,243
UBS Group AG	3,438,158	109,411,128
UBS Group AG (United States)	804,387	25,651,901
		291,919,272
Insurance - 0.6%
Swiss Life Holding AG	57,250	57,138,700
Zurich Insurance Group AG	376,525	264,108,859
		321,247,559
TOTAL FINANCIALS		613,166,831

Industrials - 0.1%
Machinery - 0.1%
Schindler Holding AG	139,559	49,583,295
Materials - 0.0%
Chemicals - 0.0%
DSM-Firmenich AG	222,200	24,735,086
TOTAL SWITZERLAND		773,406,418
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd	6,097,072	194,827,571
UNITED KINGDOM - 6.2%
Consumer Discretionary - 0.9%
Broadline Retail - 0.0%
B&M European Value Retail SA	2,235,300	10,297,110
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	4,720,284	165,978,714
InterContinental Hotels Group PLC	1,014,019	116,194,542
		282,173,256
Household Durables - 0.2%
Barratt Redrow PLC	18,662,606	115,868,446
Leisure Products - 0.0%
Games Workshop Group PLC	108,335	22,376,459
Specialty Retail - 0.0%
JD Sports Fashion PLC	5,700,300	6,464,901
TOTAL CONSUMER DISCRETIONARY		437,180,172

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.1%
Tesco PLC	6,009,000	31,442,880
Personal Care Products - 0.2%
Unilever PLC	1,490,863	94,880,538
Tobacco - 0.4%
British American Tobacco PLC	615,200	27,695,325
Imperial Brands PLC	4,763,115	180,639,694
		208,335,019
TOTAL CONSUMER STAPLES		334,658,437

Financials - 2.1%
Banks - 1.3%
HSBC Holdings PLC	21,092,670	248,493,355
Lloyds Banking Group PLC	164,849,023	171,708,201
NatWest Group PLC	13,943,800	99,012,876
Standard Chartered PLC	6,752,480	105,347,237
		624,561,669
Capital Markets - 0.7%
3i Group PLC	3,408,675	187,222,061
London Stock Exchange Group PLC	1,242,591	189,068,789
		376,290,850
Insurance - 0.1%
Admiral Group PLC	772,550	34,869,990
Beazley PLC	3,162,500	40,202,482
		75,072,472
TOTAL FINANCIALS		1,075,924,991

Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%
ConvaTec Group PLC (b)(c)	7,661,500	29,915,248
Pharmaceuticals - 0.4%
Astrazeneca PLC	1,251,449	183,317,336
TOTAL HEALTH CARE		213,232,584

Industrials - 1.7%
Aerospace & Defense - 1.0%
BAE Systems PLC	9,522,687	244,160,523
Rolls-Royce Holdings PLC	24,046,489	279,828,565
		523,989,088
Professional Services - 0.6%
Intertek Group PLC	525,300	33,873,535
RELX PLC	4,955,138	266,656,694
		300,530,229
Trading Companies & Distributors - 0.1%
Bunzl PLC	397,900	12,753,113
Diploma PLC	570,218	36,001,752
		48,754,865
TOTAL INDUSTRIALS		873,274,182

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,974,766	77,319,970
Utilities - 0.3%
Electric Utilities - 0.1%
SSE PLC	1,886,760	44,916,312
Multi-Utilities - 0.2%
National Grid PLC	6,374,324	89,878,081
TOTAL UTILITIES		134,794,393

TOTAL UNITED KINGDOM		3,146,384,729
UNITED STATES - 5.4%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (d)	254,030	168,965,514
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
BP PLC	4,998,100	24,301,258
Shell PLC	5,143,655	169,714,531
Shell PLC ADR	2,443,100	161,782,082
Shell PLC rights (d)(f)	5,143,655	1,841,428
		357,639,299
Financials - 0.9%
Capital Markets - 0.3%
Moody's Corp	67,541	32,373,752
S&P Global Inc	229,050	117,470,583
		149,844,335
Financial Services - 0.3%
Mastercard Inc Class A	63,046	36,919,738
Visa Inc Class A	297,764	108,740,435
		145,660,173
Insurance - 0.3%
Arthur J Gallagher & Co	100,871	35,046,620
Marsh & McLennan Cos Inc	523,268	122,266,801
		157,313,421
TOTAL FINANCIALS		452,817,929

Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,760,989	151,278,156
Pharmaceuticals - 0.7%
GSK PLC	7,301,112	148,314,403
Roche Holding AG	496,569	160,862,183
Sanofi SA	389,530	38,579,423
		347,756,009
TOTAL HEALTH CARE		499,034,165

Industrials - 1.0%
Building Products - 0.1%
Trane Technologies PLC	101,947	43,864,736
Commercial Services & Supplies - 0.1%
Waste Connections Inc	181,818	35,805,831
Construction & Engineering - 0.1%
Ferrovial SE	825,000	42,003,702
Ferrovial SE rights (d)(e)(f)	825,000	298,072
		42,301,774
Electrical Equipment - 0.5%
Schneider Electric SE	1,033,633	260,797,777
Professional Services - 0.2%
Experian PLC	2,373,947	118,235,150
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc (United Kingdom)	91,400	16,661,896
TOTAL INDUSTRIALS		517,667,164

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc	155,040	37,530,533
Software - 0.1%
Monday.com Ltd (d)	147,670	43,930,348
Synopsys Inc (d)	17,995	8,349,320
		52,279,668
TOTAL INFORMATION TECHNOLOGY		89,810,201

Materials - 1.3%
Chemicals - 0.3%
Linde PLC	375,805	175,718,902
Construction Materials - 1.0%
CRH PLC	1,666,800	151,945,488
Holcim AG	2,804,873	310,808,517
		462,754,005
TOTAL MATERIALS		638,472,907

TOTAL UNITED STATES		2,724,407,179
TOTAL COMMON STOCKS (Cost $18,647,219,282)		23,213,611,508

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (g) (Cost $1,109)	14	1,185

International Equity Funds - 49.4%
	Shares	Value ($)
Fidelity Advisor International Discovery Fund - Class Z (g)	72,390,801	3,969,187,639
Fidelity Advisor International Growth Fund - Class Z (g)	40,003,857	874,484,321
Fidelity Advisor International Real Estate Fund - Class Z (g)	8,200,950	82,337,543
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (g)	6,213,721	138,441,699
Fidelity Advisor Japan Fund - Class Z (g)	9,715,552	180,320,637
Fidelity Diversified International Fund (g)	77,279,280	3,754,227,439
Fidelity Japan Smaller Companies Fund (g)	3,117,355	55,146,007
Fidelity Pacific Basin Fund (g)	3,631,096	122,331,640
Fidelity SAI International Index Fund (g)	193,434,350	3,112,358,685
Fidelity SAI International Low Volatility Index Fund (g)	247,128,610	3,121,234,341
Fidelity SAI International Momentum Index Fund (g)	30,763,127	504,822,909
Fidelity SAI International Quality Index Fund (g)	69,496,713	959,054,645
Fidelity SAI International Small Cap Index Fund (g)	62,779,489	593,893,970
Fidelity SAI International Value Index Fund (g)	638,610,241	7,267,384,549
Fidelity SAI Japan Stock Index Fund (g)	10,983,515	119,830,145
iShares MSCI India ETF (e)	1,515,602	82,312,344
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,598,788,080)		24,937,368,513

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Cost $16,500,813)	329,000	13,153,341

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (i)	4.25	2,020,000	2,010,991
US Treasury Bills 0% 7/17/2025 (i)	4.24	6,020,000	5,988,227
US Treasury Bills 0% 7/31/2025 (i)	4.22 to 4.26	29,790,000	29,583,603
US Treasury Bills 0% 8/14/2025 (i)	4.29 to 4.32	10,190,000	10,102,389
US Treasury Bills 0% 8/21/2025 (i)	4.25 to 4.29	8,200,000	8,122,852
US Treasury Bills 0% 8/28/2025 (i)	4.27 to 4.29	1,730,000	1,712,272
US Treasury Bills 0% 8/7/2025 (i)	4.25 to 4.32	15,620,000	15,498,867
TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,012,215)			73,019,201

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	258,415,962	258,467,646
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	383,286,609	383,324,938
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	4.27	1,736,793,999	1,736,793,999
TOTAL MONEY MARKET FUNDS (Cost $2,378,586,583)			2,378,586,583

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $41,714,108,082)	50,615,740,331
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(76,110,525)
NET ASSETS - 100.0%	50,539,629,806

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	250	Jun 2025	47,156,250	699,973	699,973
ICE MSCI EAFE Index Contracts (United States)	13,309	Jun 2025	1,733,164,525	55,263,918	55,263,918

TOTAL FUTURES CONTRACTS					55,963,891
The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $195,102,925 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $171,537,149 or 0.3% of net assets.

(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated Fund
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $73,019,212.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	139,844,539	1,006,812,512	888,189,405	3,241,668	-	-	258,467,646	258,415,962	0.5%
Fidelity Securities Lending Cash Central Fund	191,564,836	989,021,788	797,261,686	264,760	-	-	383,324,938	383,286,609	1.2%
Total	331,409,375	1,995,834,300	1,685,451,091	3,506,428	-	-	641,792,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Diversified International Fund	3,477,320,392	-	10,000,001	-	(1,170,561)	288,077,609	3,754,227,439	77,279,280
Fidelity International Discovery Fund Class Z	3,650,923,038	-	15,000,000	-	(2,015,905)	335,280,506	3,969,187,639	72,390,801
Fidelity International Growth Fund Class Z	848,881,853	-	-	-	-	25,602,468	874,484,321	40,003,857
Fidelity International Real Estate Fund Class Z	74,382,620	-	-	-	-	7,954,923	82,337,543	8,200,950
Fidelity International Small Cap Opportunities Fund Class Z	125,330,748	-	-	-	-	13,110,951	138,441,699	6,213,721
Fidelity Japan Fund Class Z	162,346,867	-	-	-	-	17,973,770	180,320,637	9,715,552
Fidelity Japan Smaller Companies Fund	48,848,950	-	-	-	-	6,297,057	55,146,007	3,117,355
Fidelity Pacific Basin Fund	116,412,953	-	-	-	-	5,918,687	122,331,640	3,631,096
Fidelity SAI Inflation-Focused Fund	1,246	-	-	-	-	(61)	1,185	14
Fidelity SAI International Index Fund	4,255,393,719	27,999,999	1,451,490,495	-	81,599,186	198,856,276	3,112,358,685	193,434,350
Fidelity SAI International Low Volatility Index Fund	2,822,208,723	-	-	-	-	299,025,618	3,121,234,341	247,128,610
Fidelity SAI International Momentum Index Fund	450,064,544	-	-	-	-	54,758,365	504,822,909	30,763,127
Fidelity SAI International Quality Index Fund	974,706,347	-	75,000,000	-	(7,352,419)	66,700,717	959,054,645	69,496,713
Fidelity SAI International Small Cap Index Fund	528,603,301	-	-	-	-	65,290,669	593,893,970	62,779,489
Fidelity SAI International Value Index Fund	6,616,002,102	-	-	-	-	651,382,447	7,267,384,549	638,610,241
Fidelity SAI Japan Stock Index Fund	110,823,663	-	-	-	-	9,006,482	119,830,145	10,983,515
	24,262,251,066	27,999,999	1,551,490,496	-	71,060,301	2,045,236,484	24,855,057,354

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.